Annual Operating Expenses - FidelityConnecticutMunicipalIncomeFund-PRO - FidelityConnecticutMunicipalIncomeFund-PRO - Fidelity Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund
	Jan. 29, 2025
Operating Expenses:
Management fee	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	0.46%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.